Accounts Receivable, Net	12 Months Ended
Sep. 30, 2021
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

As of September 30, 2020 and 2021, accounts receivable and allowance for doubtful accounts consisted of the following:

	As of September 30,
	2020	2021
Accounts receivable	$6,347,184	$6,881,763
Less: allowance for doubtful accounts	(21,451)	(34,155)
Accounts receivable, net	$6,325,733	$6,847,608